November 13, 2013

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds (Reg. 33-36528) (811-6161)

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated November 1, 2013.

Any comments or questions on this filing should be directed to Debra Rubano at (212) 739-3228.

Very truly yours,

/s/ Debra Rubano

Debra Rubano

Vice President and Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

212.739.3000